SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

Share options granted by NIP Group Inc. to optionees

In June 2024, the Company adopted the 2024 Share Incentive Plan, or the 2024 Plan, for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with the Company. The maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under the 2024 Plan is 11,956,812.

In November 2025, the Company adopted the 2025 Share Incentive Plan, or the 2025 Plan, for the purpose of granting share-based compensation awards to selected directors, employees, consultants and other eligible individuals to motivate superior performance and to attract and retain their services. Under the 2025 Plan, up to 45,430,307 ordinary shares may be issued pursuant to awards granted thereunder, subject to adjustment in accordance with the terms of the 2025 Plan.

Share-based compensation is measured based on the fair value of the Company’s ordinary shares at the grant date of the award, which is estimated using the income approach and equity allocation method. Estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the equity allocation model based on option pricing model with probability-weighted scenario analysis with respect to the fair value of 100% equity interest estimated using the discounted cash flow method under income approach. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

Subsequent to the completion of the Company’s IPO in July 2024, the Company’s ordinary shares are listed and traded on the NASDAQ Stock Market. For all share-based payment awards granted on or after the IPO date, share-based compensation is measured based on the quoted closing market price of the Company’s ordinary shares on NASDAQ as of the respective grant date.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

21. SHARE-BASED COMPENSATION - Continued

A summary of the share options activity for the year ended December 31, 2023, 2024 and 2025 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average grant date fair value
		USD	In years	USD	USD
Outstanding, December 31, 2022	1,763,507	-	1	6,252,693	1.54
Granted	1,725,132	-	-	-	3.55
Exercised	(3,488,639)	-	-	-	2.53
Forfeited	-	-	-	-	-
Outstanding, December 31, 2023	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding at December 31, 2024	-	-	-	-	-
Granted	48,877,024	-	-	-	0.76
Exercised	(48,425,049)	-	-	-	0.76
Forfeited	(415,739)	-	-	-	0.81
Outstanding at December 31, 2025	36,236	-	2	18,118	0.81
Exercisable at December 31, 2025	-	-

* The shares are presented on a retroactive basis to reflect the stock split (Note 19)

The Group recognized compensation expense for the years ended December 31, 2023, 2024 and 2025 were $6,122,348, nil and $36,723,969 respectively.

As of December 31, 2025, there was $8,927 unrecognized compensation cost related to unvested share options.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)